Commitments and provisions	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Commitments and provisions	Commitments and provisionsThe Company has commitments to make co-investments in private strategies LPs arising from our private strategies segment or commitments to make co-investments in fund strategies in the Company's other segments. As at December 31, 2022, the Company had $5.7 million in co-investment commitments from the private strategies segment due within one year (December 31, 2021 - $7.7 million) and $0.4 million due after one year (December 31, 2021 - $Nil).